Loss Per Share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 $ / shares
Loss Per Share
Loss for the year from continuing operations	$ (16,790)	$ (16,790)	$ (10,763)
Loss for the year	$ 16,790	$ 16,790	$ 14,253
Weighted average number of shares outstanding | shares	119,701,040	119,701,040	80,397,193
Basic and diluted loss per share from continuing operations | (per share)	$ 0.14	$ 0.14	$ 0.13	$ 0.13
Basic and diluted loss per share | $ / shares		$ 0.14		$ 0.18